Administrative Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Administrative costs		€ 2,900	€ 2,800
Bottom of Range [Member]
Statement Line Items [Line Items]
Administrative costs	€ 200	94
Top of Range [Member]
Statement Line Items [Line Items]
Administrative costs	€ 3,100	€ 2,900